Income Taxes - Summary of provision for income taxes was different from the amount computed using the federal statutory rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax provision at federal statutory rate	21.00%	21.00%